Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator
Income (loss) from continuing operations attributable to Key									$ 112,142	$ (21,258)	$ (102,214)
Income (loss) from discontinued operations, net of tax									(10,681)	94,753	(53,907)
Income (loss) attributable to Key	39,348	44,168	36,080	(18,135)	76,539	6,772	(2,236)	(7,580)	101,461	73,495	(156,121)
Denominator
Weighted average shares outstanding									145,909	129,368	121,072
Basic earnings (loss) per share from continuing operations attributable to Key									$ 0.77	$ (0.16)	$ (0.84)
Basic earnings (loss) per share from discontinued operations									$ (0.07)	$ 0.73	$ (0.45)
Basic earnings (loss) per share attributable to Key									$ 0.70	$ 0.57	$ (1.29)
Numerator
Income (loss) from continuing operations attributable to Key									112,142	(21,258)	(102,214)
Income (loss) from discontinued operations, net of tax									(10,681)	94,753	(53,907)
Income (loss) attributable to Key	$ 39,348	$ 44,168	$ 36,080	$ (18,135)	$ 76,539	$ 6,772	$ (2,236)	$ (7,580)	$ 101,461	$ 73,495	$ (156,121)
Denominator
Weighted average shares outstanding									145,909	129,368	121,072
Warrants									48	0	0
Total									146,217	129,368	121,072
Diluted earnings (loss) per share from continuing operations attributable to Key									$ 0.76	$ (0.16)	$ (0.84)
Diluted earnings (loss) per share from discontinued operations									$ (0.07)	$ 0.73	$ (0.45)
Diluted earnings (loss) per share attributable to Key									$ 0.69	$ 0.57	$ (1.29)
Stock Options
Denominator
Share based payment award									201	0	0
Stock Appreciation Rights (SARs)
Denominator
Share based payment award									59	0	0